Share-Based Payments - Total Costs Related to Employee Share-Based Payments (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total employee share-based payments	$ 28	$ 29
2012 employee share ownership plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total employee share-based payments	0	1
2006 share plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total employee share-based payments	$ 28	$ 28